Condensed Parent Company Balance Sheets (Parenthetical) (Detail) - $ / shares	Oct. 01, 2016	May 17, 2016	Jan. 02, 2016	Dec. 27, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000	600,000,000	600,000,000
US Foods.Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value			$ 0.01	$ 0.01
Common stock, shares authorized			600,000	600,000